Note 2 - Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

Note 2 - Long-Term Debt and Capital Lease Obligations

Long-term debt consisted of the following (in thousands):

	As of December 31,
	2014	2013
Senior secured revolving credit facility maturing on April 19, 2016	$315,000	$150,000
Capital leases	38,748	17,065
Total debt and capital lease obligations	353,748	167,065
Less: amount maturing within one year	(3,873)	(2,860)
Long-term debt and capital lease obligations	$349,875	$164,205

Credit Facility

On April 19, 2011, the Company entered into a five-year senior secured revolving credit agreement which, as amended on June 5, 2012, had a borrowing base of $400.0 million (the “Credit Facility”). The sublimit for letters of credit is $200.0 million and the sublimit for swing line loans is $25.0 million. In November 2014, the Company exercised the accordion feature of the Credit Facility, increasing the total borrowing base under the facility by $100.0 million to a total of $500.0 million. Loans under the Credit Facility are denominated in U.S. dollars and will mature on April 19, 2016. Outstanding loans bear interest at either LIBOR or a base rate, at the Company’s election, plus an applicable margin that ranges from 1.25% to 2.00% for base rate loans and from 2.25% to 3.00% for LIBOR loans, based upon the Company’s ratio of funded indebtedness to EBITDA for the Company on a consolidated basis. The Company is also required to pay a quarterly commitment fee at an annual rate of 0.5% on the unused portion of the Credit Facility.

As of December 31, 2014, $315.0 million was outstanding under the Credit Facility, along with $2.0 million in letters of credit, leaving $183.0 million available for borrowing. All obligations under the Credit Facility are guaranteed by the Company’s wholly-owned domestic subsidiaries, other than immaterial subsidiaries. The weighted average interest rate as of December 31, 2014 was 3.0%.

The Credit Facility contains customary affirmative and negative covenants, including but not limited to (1) an Interest Coverage Ratio of not less than 3.00 to 1.00 and (2) a Consolidated Leverage Ratio of not greater than 3.25 to 1.00. As of December 31, 2014, the Company was in compliance with all financial covenants.

Capitalized terms used in this Note 2 – Long-Term Debt and Capital Lease Obligations but not defined herein are defined in the Credit Facility.

Capital Lease Obligations

In 2013, the Company entered into “build-to-suit” lease agreements for the construction of a new, technology-focused research and development facility and new corporate headquarters, respectively. Each lease is accounted for as a capital lease.

The lease for the technology facility commenced upon completion of construction in October 2013, creating a capital lease obligation of $13.5 million and accumulated amortization was $0.9 million at December 31, 2014. The lease is payable monthly in amounts ranging from $93 thousand to $128 thousand over the term of the lease, including interest at approximately 2.7% per year, and has an initial term of 12 years. Cumulative future lease payments through the initial term are $15.9 million, of which approximately $2.4 million represents interest expense.

The lease for the corporate headquarters commenced upon completion of construction in April 2014, creating a capital lease obligation of $25.6 million and accumulated amortization was $1.2 million at December 31, 2014. The lease is payable monthly in amounts ranging from $181 thousand to $238 thousand over the term of the lease, including interest at approximately 2.7% per year, and has an initial term of 12 years. Cumulative future lease payments through the initial term are $30.3 million, of which approximately $4.7 million represents interest expense.

In addition, the Company leases certain service equipment, with the intent to purchase, under non-cancelable capital leases. The terms of these contracts range from three to four years with varying payment dates throughout each month.

As of December 31, 2014, the future minimum lease payments under the Company’s capital leases are as follows (in thousands)

Years Ending December 31,
2015	$4,875
2016	3,734
2017	3,584
2018	3,685
2019	3,785
Thereafter	25,272
$44,935